RELATED PARTY TRANSACTIONS (Details)				1 Months Ended				3 Months Ended		12 Months Ended
	Nov. 23, 2015 USD ($)	Mar. 31, 2015 USD ($) $ / shares	Apr. 02, 2010	Apr. 30, 2015 USD ($)	Mar. 31, 2015 USD ($) company $ / shares shares	Sep. 30, 2014 USD ($) company shares	Apr. 30, 2014 USD ($) company t $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2014	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	Sep. 15, 2014 $ / shares
Related Party Transaction [Line Items]
Newbuilding Contract, Sold	$ 1,900,000									$ 10,800,000
Loss on Sale of Newbuilding Contract										8,900,000
Value of share consideration paid in connection with purchase of vessel											$ 38,874,000
Cash paid to acquire SPCs										24,000	24,085,000	$ 0
Cash acquired upon purchase of SPC's										$ 108,645,000	$ 68,560,000	0
Number of newbuilding vessels converted and sold										2
Number of SPCs acquired					12						13
Sale Leaseback Transaction, Historical Cost				$ 272,000,000
Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued as consideration | shares							15,500,000
Capital Addition Purchase Commitments [Member]
Related Party Transaction [Line Items]
Noncash or Part Noncash Acquisition, Payables Assumed		$ 404,000,000				$ 490,000,000
Frontline 2012 [Member]
Related Party Transaction [Line Items]
Number of SPCs expected to acquire | company							25
Capesize drybulk size range | t							180,000
Value of share consideration paid in connection with purchase of vessel					$ 127,100,000	356,800,000
Value of cash acquired under common control transaction		108,600,000			108,600,000			$ 108,600,000
Noncash or Part Noncash Acquisition, Payables Assumed							$ 150,000,000
Cash acquired upon purchase of SPC's						$ 25,100,000.0	$ 43,400,000
Cost on newbuildings acquired from common control transaction		$ 78,200,000			$ 78,200,000			$ 78,200,000
Number of SPCs acquired | company					12	13	5
Frontline 2012 [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued as consideration | shares					31,000,000	31,000,000	15,500,000	31,000,000		0	0
Share price (in USD per share) | $ / shares		$ 4.10			$ 4.10		$ 12.54	$ 4.10					$ 11.51
Frontline 2012 [Member] | Capital Addition Purchase Commitments [Member]
Related Party Transaction [Line Items]
Noncash or Part Noncash Acquisition, Payables Assumed						$ 490,000,000.0
Karpasia [Member]
Related Party Transaction [Line Items]
Cash paid to acquire SPCs							$ 24,000,000
Karpasia [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued as consideration | shares							3,100,000.0			0
Seatankers Management Co, Ltd [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties										$ 310,000	$ 0	0
ICB Shipping (Bermuda) Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party										579,000	2,315,000	2,315,000
General Management Fees Expenses								$ 2,300,000.0
Gross freight revenue commission expense rate								1.25%
Management fee commissions on sale of vessels								1.00%
Vessel purchase cost commission expense rate								1.00%
Frontline Ltd [Member]
Related Party Transaction [Line Items]
Newbuilding Contract, Sold										1,900,000
Loss on Sale of Newbuilding Contract										$ 8,900,000
Number of newbuilding vessels converted and sold										2
Management Fee Expense										$ 115,000
Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party										$ 12,060,000	0	0
Profit share percentage										33.00%
Revenue from Related Parties										$ 560,000	0	0
Number of vessels sold and leased back									0
3M USD LIBOR Variable rate										300.00%
Base rate										0.40%
Contingent rental expenses										$ 2,500,000
Management [Member]
Related Party Transaction [Line Items]
Amended General Management Agreement Termination percent of issued and outstanding shares held by shareholders			6666.67%
Frontline Management (Bermuda) Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party										13,192,000	2,962,000	154,000
Management Fee to be Paid Per Annum										33,000
Seateam Management Pte Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party										$ 1,932,000	$ 562,000	228,000
Number of Vessels Under Ship Management										14	3
The Former Golden Ocean [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party										$ 134,000	$ 1,034,000	$ 408,000
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member] | Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Charter Term, Contractual, Period 2										3 years
Daily Operating Expenses Rate										$ 7,000
Number of vessels sold and leased back				8
Daily Time Charter Rate, Period 1, Adjusted										50
Purchase option, Vessels										$ 112,000,000
Charter term, Extension										3 years
Charter Term, Contractual										10 years
Daily Time Charter Rate, Period 1										$ 17,600
Charter Term, Contractual, Period 1										7 years
Daily Time Charter Rate, Period 2, Adjusted										$ 25
Daily Time Charter Rate, Period 2										14,900
Daily Time Charter Rate, Extension										14,900
Sale Leaseback Transaction, Historical Cost				$ 272,000,000
Average: KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member] | Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense, Net										$ 12,100,000	$ 0
Sale Leaseback Transaction, Historical Cost				$ 34,000,000
Vessels owned prior to the merger with the Former Golden Ocean [Member] | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang [Member] | Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Number of vessels sold and leased back				5				5
Vessels acquired upon the merger with the Former Golden Ocean [Member] | Golden Zhoushan, Golden Beijing and Golden Magnum [Member] | Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Number of vessels sold and leased back				3
United Freight Carriers [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage										50.00%
Dry Bulk Carriers [Member] | Seatankers Management Co, Ltd [Member]
Related Party Transaction [Line Items]
Number of Vessels Under Commercial Management										21
Commercial Management Fee Revenue										$ 125
Dry Bulk Carriers [Member] | Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Number of Vessels Under Commercial Management										12
Commercial Management Fee Revenue										$ 125
Container Carriers [Member] | Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Number of Vessels Under Commercial Management										11
Commercial Management Fee Revenue										$ 65